Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
Pursuant to the reorganization as disclosed in Note 1(b), the Company was incorporated on June 28, 2021 and became the holding company of the companies now comprising the Group on December 6, 2021. As the Reorganization only involved inserting new holding entities at the top of an existing company and has not resulted in any change of respective interests of the shareholders, the Consolidated Financial Statement for the reporting periods has been presented as a continuation of the existing company by applying the principles of merger accounting as if the Reorganization had been completed at the beginning of the reporting periods.
The consolidated statements of operations and comprehensive income/(loss), consolidated statements of changes in equity and consolidated statements of cash flows of the Group for the years ended December 31, 2021, 2022 and 2023 include the results and cash flows of all companies now comprising the Group from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the Controlling Shareholders, where this is a shorter period. The consolidated statements of financial position of the Group as at December 31, 2022 and 2023 have been prepared to present the assets and liabilities of the subsidiaries and/or businesses using the existing book values from the Controlling Shareholders’ perspective. No adjustments are made to reflect fair values, or recognize any new assets or liabilities as a result of the Reorganization.
All intra-group transactions and balances have been eliminated on consolidation.

(b)	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates
(c)	Use of estimates
The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from such estimates.
The Group believes that accounting estimation of recoverability of prepayments to vendors, recoverability of prepayments on long-term assets, impairment on other long-lived assets, valuation of deferred tax assets, write-down for inventories and prepayments, valuation and recognition of share-based compensation and provision for product warranty reflect significant judgments and estimates used in the preparation of its consolidated financial statements.
Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation
(d)	Consolidation
The Group’s consolidated financial statements include the financial statements of the Company and its subsidiaries, for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Functional currency and foreign currency translation
(e)	Functional currency and foreign currency translation
The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830,
Foreign Currency Matters
.
Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income as foreign exchange related gains or loss.
The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end
exchange rates, income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statement. The exchange rates used for translation on December 31, 2022 and 2023 were US$1.00=RMB 6.9646 and 7.0827, respectively, representing the index rates stipulated by the People’s Bank of China.

Convenience translation
(f)	Convenience translation
The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00=RMB7.0999 on the last trading day of 2023 (December 29, 2023) as set forth in the H.10 statistical release of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value of financial instruments
(g)	Fair value of financial instruments
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs that may be used to measure fair value include:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, for the assets or liabilities either directly or indirectly.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group does not have any
non-financial
assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, short-term investments, interest receivables, other receivables, accounts payable and other liabilities.
As of December 31, 2022 and 2023, the carrying values of cash and cash equivalents, interest receivables, other receivables, accounts payable and other liabilities approximated to their fair values reported in the consolidated balance sheets due to the short term nature of these instruments.
On a recurring basis, the Group measures its short-term investments at fair value.
The following table sets forth the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Level 1	Level 2	Level 3
	(in thousands)
As of December 31, 2023
Short-term investments:
U.S. Treasury securities	—	13,596	—
As of December 31, 2022, there was no financial asset that was measured at fair value on a recurring basis.
The Group values its debt securities using observable, market-based input, and accordingly, the Group classifies the debt securities within Level 2.

Cash and cash equivalents
(h)	Cash and cash equivalents
Cash and cash equivalents include cash and demand deposits placed with banks or other financial institutions with no restrictions.
Short-term investments
(i)	Short-term investments
All highly liquid investments with original maturities less than twelve months are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.
The Group accounts for short-term debt investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC 320”). The Group classifies the short-term investments in debt securities as held-to-maturity, trading or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. Securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost less allowance for credit losses. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities, in accordance with ASC 320. Unrealized holding gains and losses for trading securities are included in earnings. Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “accumulated other comprehensive income/(loss)” on the consolidated balance sheets.

Inventories
(j)	Inventories
The Group’s inventories consist of finished goods, work in process and raw materials, which are purchased from contract manufacturers and component suppliers. Inventories are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased.
In accordance with ASC
855-10-55-1(b),
the Group considers all data available, including future demand and subsequent changes in product prices that may provide additional information about the valuation of inventories at the balance sheet date.

Property, equipment and software, net
(k)	Property, equipment and software, net
Property, equipment and software are stated at historical cost less accumulated depreciation, amortization and impairment loss, if any. Depreciation and amortization are calculated using the straight-line method over the shorter of their estimated useful lives of these assets or the term of the related leases. The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives or the lease terms
Computers and electronic equipment	3 years
Furniture	3-5 years
Software	3 years
Building	48 years
Building improvement	10 years
Motor vehicles	4 years
Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income.

Intangible assets, net
(l)	Intangible assets, net
Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired. Intangible assets with finite lives are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of the respective assets. Acquired intangible assets from business combination are recognized and measured at fair value at the time of acquisition. Those assets represent assets with finite lives and are further amortized on a straight-line basis over the estimated economic useful lives of the respective assets. The estimated useful lives of major intangible assets are as follows:

Trademarks	7 -10 years

Impairment of long-lived assets
(m)	Impairment of long-lived assets
For other long-lived assets including cryptocurrency, property, equipment and software, intangible assets, right-of-use assets, prepayments on long-term assets, and other non-current assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Contract liabilities
(n)	Contract liabilities
Cash proceeds received from customers before product delivery is recognized as contract liabilities and is recognized as revenue when revenue recognition criteria are met.
The prepayments received from customers as of December 31, 2022 and 2023 were RMB6,000 and RMB9,828,000, respectively. The revenue recognized during years
ended December 31, 2021, 2022 and 2023 for such contract liability was nil, RMB3,002,000 and RMB 6,000, respectively.

Revenue from contracts with customers (ASC 606)
(o)	Revenue from contracts with customers (ASC 606)
The Group recognizes revenue to match the transfer of promised goods to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.
Products revenue
The Group generates revenue primarily from the sales of ASIC chips, computing equipment that incorporated the ASIC chips, ancillary software and hardware and other products.
The Group’s sales arrangements usually require full prepayment before the delivery of products after April 2021. Before that date, the Group offered credit sales to certain significant, long-standing customers in China. The payment term was up to 6 months.

Generally, the sales of ASIC chips, computing equipment that incorporated the ASIC chips, ancillary software and hardware and other products forms an integral part of the performance obligations. ASIC chips are the most crucial hardware component embedded into the Group’s products that provide computing power and are also the key factor determining efficiency of the applications of the Group’s products. Other key hardware includes the computing board, control board, and other accessories such as power supply and structural parts. Software is embedded in hardware to provide basic configuration of relevant hardware that enables end-users
to monitor the working conditions of the chips in real time, including real-time hash rate, temperature, and network connection. Computing equipment represents the comprehensive integration of software and hardware, incorporated the Group’s ASIC chips. All of these components are part of the Group’s products with regard to the Group in completing its performance obligations. Therefore, the Group recognizes product revenue at a point in time based on management’s evaluation of when the control of the products has been passed to customers. The transfer of control is considered complete when products have been picked up by or deliver to shipper of the Group’s customers.

The Group offers a standard product warranty of not longer than six months that the product will operate under normal use. Except for the product warranty, the Group is not obligated to provide significant after- sales service such as hardware/software upgrades or updates. At the time revenue is recognized, an estimate of future warranty costs, is recorded as sales and marketing expenses. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. The amount of total warranty costs incurred was immaterial for the years ended December 31, 2021, 2022 and 2023, respectively.

Value-added-tax ("VAT") recoverable and surcharges
(p)	Value-added-tax (“VAT”) recoverable and surcharges
Value added tax recoverable represent amounts paid by the Group for purchases. The surcharges (i.e., Urban construction and maintenance tax, educational surtax, local educational surtax) were
5%-6%
of the value-
added-tax
depending on the tax payer’s location.

Cost of revenue
(q)	Cost of revenue
Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Cost of revenue consists of product costs, including cost of raw materials, contract manufacturers for production, shipping and handling costs
,
inventories write-downs and prepayments write-downs.

Research and development expenses
(r)	Research and development expenses
Research and development expenses consist primarily of salary and welfare for research and development personnel, tape-out
expenses, consulting and contractor expenses, testing and tooling materials and manufacturing for trial and other expenses in associated with research and development personnel. The Group recognizes research and development expenses as expenses when incurred.

Sales and marketing expenses
(s)	Sales and marketing expenses
Sales and marketing expenses consist primarily of salary and welfare for sales and marketing personnel, traveling expenses and other expenses in associated with sales and marketing personnel.

General and administrative expenses
(t)	General and administrative expenses
General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, rental expenses and professional service fees.

Government grants
(u)	Government grants
Government grants represent cash subsidies received from the PRC government. Cash subsidies which have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized as “other income, net” when received. Total government grants recognized in “other income, net” were RMB 661,000, RMB 29,799,000 and RMB 13,201,000 for the years
ended December 31, 2021, 2022 and 2023, respectively, and recognized in “other current liabilities” were RMB 2,520,000, nil and nil as of December 31, 2021, 2022 and 2023, respectively. The amounts recognized under “other current liabilities” represent conditions for obtaining grants are not met but cash subsidies received as of December 31, 2021, 2022 and 2023.

Lease arrangement as lessee
(v)	Lease arrangement as lessee
The Group determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) asset, lease liability, and lease
liability-non-current
in the Group’s consolidated balance sheets. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

Employee social security and welfare benefits
(w)	Employee social security and welfare benefits
Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.
The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the consolidated statements of operations and comprehensive income amounted to RMB2,748,000, RMB 5,755,000 and RMB 8,291,000 for the years ended December 31, 2021, 2022 and 2023, respectively.

Income taxes
(x)	Income taxes
The Group accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all of a deferred income tax assets will not be realized in the foreseeable future.
The Group evaluates its uncertain tax positions using the provisions of ASC
740-10,
Income Taxes
, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group recognizes in the financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group reports tax-related interest expense and penalty in “other income, net” in the consolidated statements of operations and comprehensive income, if there is any.

Share-based compensation
(y)	Share-based compensation
The Group applies ASC 718 (“ASC 718”), Compensation—Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards to employees were classified as equity awards. The Group measures the employee share-based compensation based on the fair value of the award at the grant date. Expense is recognized using accelerated method over the requisite service period.
Share-based compensation in relation to the restricted share units (“RSUs”) is measured based on the fair market value of the Company’s ordinary shares at the grant date of the award. Share-based compensation in relation to the share options is estimated using the Binomial Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these share options was determined by management with the assistance from an independent valuation firm. Share-based compensation expense of awards is recorded net of estimated forfeitures in our consolidated income statements and accordingly is recorded only for those share-based awards that are expected to vest. The Group estimate the forfeiture rate based on historical forfeitures of share-based awards and adjust the rate to reflect changes when necessary. The Group review and revise our estimated forfeiture rate if actual forfeitures significantly differ from the initial estimates.

Statutory reserves
(z)	Statutory reserves
The Group’s subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax
profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).
Appropriation to the statutory reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.
The general reserve fund can only be used for specific purposes, such as offsetting the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.
There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group has not done so.
Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.
The Group has made RMB43,674,000, RMB3,804,000 and RMB787,000 appropriations to statutory reserve for the years
ended December 31, 2021, 2022 and 2023, respectively.

(Loss)/Earnings per share
(aa)	(Loss)/Earnings per share
Basic (loss)/earnings per share is computed by dividing net (loss)/income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.
Diluted (loss)/earnings per share is calculated by dividing net (loss)/income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted (loss)/earnings per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s ordinary shares issuable upon the exercise of outstanding share options, restricted shares units and warrants, using the treasury stock method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share. For the years ended December 31, 2021, 2022 and 2023, the number of dilutive shares was all nil.

Comprehensive income (loss)
(ab)	Comprehensive income (loss)
Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income/(loss) includes net income/(loss) and foreign currency translation difference and is presented in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income of the Group include the foreign currency translation adjustments.

Segment reporting
(ac)	Segment reporting
Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and assess performance. The CODM has been identified as the Chief Executive Officer. The CODM reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only for purposes of making operating decisions, allocating resources, and evaluating financial performance. Hence, the Group has only one operating segment and one reportable segment.
All revenue from external customers is derived from Mainland China.
In addition, the Group’s long-lived assets are substantially located in the PRC. Accordingly, no segment analysis is provided.

Recently issued accounting pronouncements
(ae)	Recently issued accounting pronouncements

i.	New and amended standards adopted by the Group:
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This guidance requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The measurement of expected credit losses is based on historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability. In November 2018, the FASB issued No. ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses (“ASU 2018-19”), which clarifies certain topics included within ASU 2016-13. In November 2019, the FASB issued No. ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019-10”), which extends the adoption date for certain registrants. The amendments in ASU 2016-13 and ASU 2018-19 are effective for the Group for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group adopted this new guidance on January 1, 2023 and it did not have material effect on its consolidated financial statements and related disclosures.

ii.	New and amended standards not yet adopted by the Group:
On December 14, 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for the Group beginning December 15, 2024, with early adoption permitted. The amendments should be applied on a prospective basis and retrospective application is also permitted. The Group does not expect that the adoption of ASU 2023-09 would have a material effect on its consolidated financial statements and related disclosures.

On December 13, 2023, the FASB issued ASU No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which requires entities that hold crypto assets to subsequently measure such assets at fair value with changes recognized in net income each reporting period. The guidance also requires crypto assets measured at fair value to be presented separately from other intangible assets on the balance sheet and changes in the fair value measurement of crypto assets to be presented separately on the income statement from changes in the carrying amounts of other intangible assets. The new standard is effective for fiscal years beginning December 15, 2024, with early adoption permitted. The Group is currently evaluating the impact of adopting the standard.
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC No. 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be adopted retrospectively. The Group does not expect that the adoption of ASU 2023-07 would have a material effect on its consolidated financial statements and related disclosures.

Reclassification of Presentation in the Group's Consolidated Statements of Operations and Comprehensive Income/(Loss) and Consolidated Statements of Cash Flows
(ad)	Reclassification of Presentation in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss) and Consolidated Statements of Cash Flows
To optimize the financial reporting process, other income and interest expense and guarantee fee of comparative prior period in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss) were reclassified to conform with its current presentation of other income, net in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss). In the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss) for the years ended December 31, 2021 and 2022, we have reclassified (1)
RMB197,000 and RMB73,000
respectively of interest expense and guarantee fee to other income, net; and (2)

RMB740,000 and RMB29,799,000
respectively of
other income to other income, net. The net income/(loss) and total comprehensive income/(loss) for the year ended December 31, 2021 and 2022 were not changed as a result of these reclassifications. Refer to Note 16 for further information on other income, net.
Amortization of right-of-use assets and (decrease) in lease liabilities of comparative prior period in the Group’s Consolidated Statements of Cash Flows were reclassified to conform with its current presentation of change in right-of-use assets and lease liabilities in the Group’s Consolidated Statements of Cash Flows. In the Group’s Consolidated Statements of Cash Flows for the years ended December 31, 2021 and 2022, we have reclassified
(1) RMB
801,000
and RMB
946,000
respectively of amortization of right-of-use assets to change in right-of-use assets and lease liabilities; and (2)
RMB
875,000
and RMB
935,000
respectively of (decrease) in lease liabilities to change in right of-use assets and lease liabilities. The net cash provided by/(used in) operating activities for the years ended December 31, 2021 and 2022 were not changed as a result of these reclassifications.